Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	257,728,422.66	19,991
Yield Supplement Overcollateralization Amount 12/31/23	6,251,388.18	0
Receivables Balance 12/31/23	263,979,810.84	19,991
Principal Payments	13,106,585.54	304
Defaulted Receivables	287,928.78	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	5,715,531.97	0
Pool Balance at 01/31/24	244,869,764.55	19,672

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.65%
Prepayment ABS Speed	1.03%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,577,025.08	257
Past Due 61-90 days	1,519,122.55	83
Past Due 91-120 days	250,067.04	15
Past Due 121+ days	0.00	0
Total	6,346,214.67	355

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.53%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.71%
Delinquency Trigger Occurred	NO

Recoveries	159,719.28
Aggregate Net Losses/(Gains) - January 2024	128,209.50
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	0.20%
Second Prior Net Losses/(Gains) Ratio	0.04%
Third Prior Net Losses/(Gains) Ratio	0.25%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.61%
Weighted Average Contract Rate, Yield Adjusted	5.75%
Weighted Average Remaining Term	28.61

Flow of Funds	$ Amount
Collections	14,094,176.16
Investment Earnings on Cash Accounts	26,417.19
Servicing Fee	(219,983.18)
Transfer to Collection Account	0.00
Available Funds	13,900,610.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	65,671.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	7,354,025.95
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	946,412.28

Total Distributions of Available Funds	13,900,610.17

Servicing Fee	219,983.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	252,223,790.50
Principal Paid	12,858,658.11
Note Balance @ 02/15/24	239,365,132.39

Class A-1
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-2
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-3
Note Balance @ 01/16/24	102,653,790.50
Principal Paid	12,858,658.11
Note Balance @ 02/15/24	89,795,132.39
Note Factor @ 02/15/24	22.9890252%

Class A-4
Note Balance @ 01/16/24	100,020,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	100,020,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	33,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	33,030,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	16,520,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	16,520,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	95,539.78
Total Principal Paid	12,858,658.11
Total Paid	12,954,197.89

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	25,663.45
Principal Paid	12,858,658.11
Total Paid to A-3 Holders	12,884,321.56

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0869991
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7091690
Total Distribution Amount	11.7961681

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0657026
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.9202717
Total A-3 Distribution Amount	32.9859743

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	571.91
Noteholders' Principal Distributable Amount	428.09

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	5,504,632.16
Investment Earnings	24,509.37
Investment Earnings Paid	(24,509.37)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,770,322.56	$1,893,153.04	$1,472,024.22
Number of Extensions	104	104	82
Ratio of extensions to Beginning of Period Receivables Balance	0.67%	0.68%	0.51%